ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2019
ACQUISITIONS
Schedule of purchase price of acquisition at fair value

Net assets acquired	Asset fair value	Relative fair value
	$	$
3 Natural Product Numbers	90,000	89,259
Plant and Equipment	102,824	101,976
Health Canada NHP Site License	150,000	148,765
	342,824	340,000